Income Tax Provision (Tables)	12 Months Ended
Nov. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

Components of deferred tax assets are as follows:

	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
Net Deferred Tax Asset Non-Current:
Net Operating Loss Carry-Forward	$123,759	$57,317
Effective tax rate	21%	21%
Expected Income Tax Benefit from NOL Carry-Forward	25,989	12,037
Less: Valuation Allowance	(25,989)	(12,037)
Deferred Tax Asset, Net of Valuation Allowance	$-	$-

Schedule of Effective Income Tax Rate as A Percentage of Income Before Income Taxes

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

For the Year Ended November 30, 2022
Federal statutory income tax rate	21%
Increase (reduction) in income tax provision resulting from:
Net Operating Loss (NOL) carry-forward	(21)%
Effective income tax rate	0%